GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Oct. 26, 2014
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

Note F

Goodwill and Intangible Assets

The changes in the carrying amount of goodwill for the fiscal years ended October 26, 2014, and October 27, 2013, are presented in the table below. The additions during the fiscal year ended October 26, 2014, are due to the acquisitions of CytoSport on August 11, 2014, and the China based SKIPPY® peanut butter business on November 26, 2013. The additions during the prior fiscal year ended October 27, 2013, are entirely due to the acquisition of the United States based SKIPPY® peanut butter business on January 31, 2013.

(in thousands)	Grocery Products	Refrigerated Foods	JOTS	Specialty Foods	International & Other	Total
Balance as of October 28, 2012	$ 123,316	$ 96,643	$ 203,214	$ 207,028	$ 674	$ 630,875
Goodwill acquired	199,626	–	–	–	103,971	303,597
Balance as of October 27, 2013	$ 322,942	$ 96,643	$ 203,214	$ 207,028	$ 104,645	$ 934,472
Goodwill acquired	–	–	–	263,829	28,105	291,934
Balance as of October 26, 2014	$ 322,942	$ 96,643	$ 203,214	$ 470,857	$ 132,750	$ 1,226,406

The gross carrying amount and accumulated amortization for definite-lived intangible assets are presented in the table below. In fiscal 2014, customer relationships of $21.6 million were acquired during the fourth quarter related to CytoSport and $2.6 million were acquired during the first quarter related to the China based SKIPPY® peanut butter business. Customer relationships of $25.1 million were acquired during the second quarter of fiscal 2013 related to the United States based SKIPPY® peanut butter business.

	October 26, 2014			October 27, 2013
	Gross		Weighted-	Gross		Weighted-
	Carrying	Accumulated	Average Life	Carrying	Accumulated	Average Life
(in thousands)	Amount	Amortization	(in Years)	Amount	Amortization	(in Years)
Customer lists/relationships	$ 67,540	$ (19,336)	11.0	$ 43,340	$ (14,719)	11.0
Formulas & recipes	17,854	(15,955)	8.8	17,854	(13,824)	8.8
Proprietary software & technology	14,820	(13,542)	10.2	14,820	(12,024)	10.2
Other intangibles	4,746	(4,503)	7.4	9,386	(7,999)	7.7
Total	$ 104,960	$ (53,336)	10.4	$ 85,400	$ (48,566)	10.1

Amortization expense for the fiscal years ended October 26, 2014, October 27, 2013, and October 28, 2012, was $9.4 million, $9.5 million, and $9.0 million, respectively.

Estimated annual amortization expense for the five fiscal years after October 26, 2014, is as follows:

(in thousands)
2015	$ 7,554
2016	5,591
2017	5,118
2018	4,876
2019	4,833

The carrying amounts for indefinite-lived intangible assets are in the following table. The increase in fiscal 2014 represents the fair value of the tradenames and website/domain names acquired with CytoSport.

	October 26,	October 27,
(in thousands)	2014	2013
Brand/tradename/trademarks	$495,282	$333,275
Other intangibles	7,984	7,984
Total	$503,266	$341,259

During the fourth quarter of fiscal years 2014 and 2013, the Company completed the required annual impairment tests of indefinite-lived intangible assets and goodwill, with no impairment indicated. Useful lives of intangible assets were also reviewed during this process, with no changes identified.